Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the following table sets forth information regarding compensation for our Chief Executive Officer (referred to in this discussion as our principal executive officer (or “PEO”) and our NEOs other than our PEO (our
“Non-PEO
NEOs”) and Company performance for the fiscal years listed below.

	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non- PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100
					Investment based on: 4

						Peer Group TSR ($)
					TSR ($)		Net Income ($ Millions)	Revenue ($ Millions) 5
Year
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	4,658,863	4,542,772	2,077,737	1,624,413	13.46	171.79	(65)	309
2022	7,270,118	-7,575,979	2,487,512	-1,565,981	12.09	103.19	(140)	279
2021	7,387,604	-9,728,745	2,739,562	-824,148	48.94	160.67	(77)	220
2020	6,308,108	54,956,192	2,524,420	16,380,993	88.76	116.55	(38)	152

(1)	Brent Bellm was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Robert Alvarez	Robert Alvarez	Robert Alvarez	Robert Alvarez

Russell Klein	Russell Klein	Russell Klein	Daniel Lentz

	Brian Dhatt	Brian Dhatt	Russell Klein

	Robert Kaloustian	Lisa Eggerton	Brian Dhatt

Marc Ostryniec

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the PEO or
Non-PEO
NEOs. These amounts reflect the total compensation reported in the Summary Compensation Table for the applicable year, with certain adjustments as described in footnote 3 below.
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form
10-K
for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

		Average for Non-
	PEO	PEO NEOs

Summary Compensation Total	4,658,863	2,077,737

- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	0	0

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,743,657)	(1,635,451)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,416,746	1,334,900

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	273,554	33,695

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(62,735)	(9,214)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	(177,253)

+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0

Compensation Actually Paid	4,542,772	1,624,413

(1)
Represents the cumulative total shareholder return (“Peer Group TSR”) of the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e)(ii) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes an initial fixed $100 investment for the period starting at the close of trading on August 5, 2020, the Company’s first trading day, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively, assuming that all dividends (if any) were reinvested.

(2)	Revenue is a GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	Brent Bellm was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Robert Alvarez	Robert Alvarez	Robert Alvarez	Robert Alvarez

Russell Klein	Russell Klein	Russell Klein	Daniel Lentz

	Brian Dhatt	Brian Dhatt	Russell Klein

	Robert Kaloustian	Lisa Eggerton	Brian Dhatt

Marc Ostryniec

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (“Peer Group TSR”) of the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e)(ii) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes an initial fixed $100 investment for the period starting at the close of trading on August 5, 2020, the Company’s first trading day, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively, assuming that all dividends (if any) were reinvested.
PEO Total Compensation Amount	$ 4,658,863	$ 7,270,118	$ 7,387,604	$ 6,308,108
PEO Actually Paid Compensation Amount	$ 4,542,772	(7,575,979)	(9,728,745)	54,956,192
Adjustment To PEO Compensation, Footnote
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form
10-K
for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

		Average for Non-
	PEO	PEO NEOs

Summary Compensation Total	4,658,863	2,077,737

- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	0	0

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,743,657)	(1,635,451)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,416,746	1,334,900

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	273,554	33,695

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(62,735)	(9,214)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	(177,253)

+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0

Compensation Actually Paid	4,542,772	1,624,413

Non-PEO NEO Average Total Compensation Amount	$ 2,077,737	2,487,512	2,739,562	2,524,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,624,413	(1,565,981)	(824,148)	16,380,993
Adjustment to Non-PEO NEO Compensation Footnote
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form
10-K
for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

		Average for Non-
	PEO	PEO NEOs

Summary Compensation Total	4,658,863	2,077,737

- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	0	0

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,743,657)	(1,635,451)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,416,746	1,334,900

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	273,554	33,695

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(62,735)	(9,214)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	(177,253)

+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0

Compensation Actually Paid	4,542,772	1,624,413

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the NASDAQ Computer Index. TSR values begin with and are indexed to close of trading on August 5, 2020, the date of the Company’s first trading day.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our revenue during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the NASDAQ Computer Index. TSR values begin with and are indexed to close of trading on August 5, 2020, the date of the Company’s first trading day.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2023 to Company performance. The measures in this table are not ranked in order of importance.
Revenue
Adjusted EBITDA
Annual revenue
run-rate
growth

Total Shareholder Return Amount	$ 13.46	12.09	48.94	88.76
Peer Group Total Shareholder Return Amount	171.79	103.19	160.67	116.55
Net Income (Loss)	$ (65,000,000)	$ (140,000,000)	$ (77,000,000)	$ (38,000,000)
Company Selected Measure Amount	309,000,000	279,000,000	220,000,000	152,000,000
PEO Name	Brent Bellm
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Annual revenue run-rate growth
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Change in Pension Value and Above Market NonQualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,743,657)
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,416,746
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,554
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,735)
PEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Value and Above Market NonQualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,635,451)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,334,900
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,695
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,214)
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (177,253)